Assets under management (Tables)	12 Months Ended
Dec. 31, 2021
Assets under management and net new assets
Assets under management
end of	2021	2020
CHF billion
Assets in collective investment instruments managed by Credit Suisse	231.8	215.6
Assets with discretionary mandates	294.8	267.4
Other assets under management	1,087.4	1,028.9
Assets under management (including double counting)	1,614.0	1,511.9
of which double counting	46.2	49.1
Changes in assets under management
	2021	2020
Assets under management (CHF billion)
Balance at beginning of period [1]	1,511.9	1,507.2
Net new assets/(net asset outflows)	30.9	42.0
Market movements, interest, dividends and foreign exchange	92.6	(14.7)
of which market movements, interest and dividends [2]	80.8	53.4
of which foreign exchange	11.8	(68.1)
Other effects	(21.4)	(22.6)
Balance at end of period	1,614.0	1,511.9
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.

Bank
Assets under management and net new assets
Assets under management
end of	2021	2020
CHF billion
Assets in collective investment instruments managed by Credit Suisse	228.9	210.7
Assets with discretionary mandates	294.8	267.3
Other assets under management	1,087.3	1,029.0
Assets under management (including double counting)	1,611.0	1,507.0
of which double counting	45.9	48.8

Changes in assets under management
Changes in assets under management
	2021	2020
Assets under management (CHF billion)
Balance at beginning of period [1]	1,507.0	1,500.7
Net new assets/(net asset outflows)	33.2	43.4
Market movements, interest, dividends and foreign exchange	92.4	(14.5)
of which market movements, interest and dividends [2]	80.7	53.2
of which foreign exchange	11.7	(67.7)
Other effects	(21.6)	(22.6)
Balance at end of period	1,611.0	1,507.0
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.